Notes to the Profit or Loss Statement - Summary of Other Income and Expenses, Finance Income and Expenses (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Gain from Deconsolidation of Lanthio Entities	€ 0	€ 0	€ 379,000
Gain on Foreign Exchange from Operating Activities	11,426,000	7,640,000	13,656,000
Grant Income	0	5,000	61,000
Income from Other Items	539,000	545,000	489,000
Other Income	11,964,616	8,189,829	14,584,829
Loss on Foreign Exchange from Operating Activities	(15,030,000)	(5,944,000)	(4,581,000)
Expenses from Other Items	(554,000)	(425,000)	(594,000)
Other Expenses	(15,584,261)	(6,368,762)	(5,175,177)
Foreign Currency Gains from Financial Assets from Collaborations	14,260,000	18,782,000	7,160,000
Gain on Financial Assets at Fair Value through Profit or Loss	7,596,000	15,231,000	83,654,000
Income from Carrying Amount Adjustments of Financial Liabilities at Amortized Cost	385,592,000	61,876,000	0
Interest income	4,618,000	723,000	1,233,000
Finance Income	412,065,798	96,612,146	92,047,221
Foreign Currency Losses from Financial Assets from Collaborations	(45,645,000)	(46,297,000)	(31,694,000)
Loss on Financial Assets at Fair Value through Profit or Loss	(545,000)	(4,247,000)	(19,313,000)
Effective interest expense from Financial Liabilities at Amortized Cost	(112,717,000)	(62,252,000)	(17,783,000)
Expenses from Carrying Amount Adjustments of Financial Liabilities at Amortized cost	(2,917,000)	(64,846,000)	(24,565,000)
Interest expense	(2,752,000)	(2,415,000)	(1,021,000)
Interest Expenses on Lease Liabilities	(1,051,000)	(1,157,000)	(1,174,000)
Bank Fees	(271,000)	(242,000)	(664,000)
Finance Expenses	€ (165,897,761)	€ (181,456,484)	€ (96,214,409)